Stock-based compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Shareholders' equity
Note 4 - Stock-based compensation

Stock-Based Compensation

In 2006, the Company adopted the 2006 Stock Option and Incentive Plan (the “Plan”), under which the board of directors may grant incentive or non-qualified stock options and stock grants to key employees, directors, advisors and consultants of the Company. The Plan was most recently amended on November 10, 2011 to increase the reserved shares of common stock issuable under the Plan to 1,838,750 (the “Amended Plan”).

Stock options vest based upon the terms within the individual option grants, with an acceleration of the unvested portion of such options upon a change in control event, as defined in the Amended Plan. The options are not transferable except by will or domestic relations order. The option price per share under the Amended Plan cannot be less than the fair market value of the underlying shares on the date of the grant. The number of shares remaining available for future issuance under the Amended Plan as of September 30, 2013 was 97,683.

Stock option activity for the nine months ended September 30, 2013 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2012	1,096,500	$0.12-$3.20	$1.96	4.66 years	$1,356,400
Granted	37,500	3.20	3.20	—	—
Exercised	—	—	—	—	—
Canceled and forfeited	—	—	—	—	—
Expired	—	—	—	—	—
Outstanding, September 30, 2013	1,134,000	$0.12-$3.20	$2.00	3.94 years	$1,356,400
Exercisable, September 30, 2013	815,438		$1.73		$1,201,075
Vested and expected to vest, September 30, 2013	1,134,000		$2.00		$1,356,400

Restricted stock activity for the nine months ended September 30, 2013 as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2012	399,070	$1.44
Granted	—	—
Vested	—	—
Forfeited	(37,500)	2.60
Unvested, September 30, 2013	361,570	$1.31

Stock Based Compensation - Ilios

In 2009, Ilios adopted the 2009 Stock Incentive Plan (the “2009 Plan”) under which the board of directors may grant incentive or non-qualified stock options and stock grants to key employees, directors, advisors and consultants of the company. The maximum number of shares allowable for issuance under the 2009 Plan is 2,000,000 shares of common stock. Stock options vest based upon the terms within the individual option grants, with an acceleration of the unvested portion of such options upon a change in control event, as defined in the Plan. The options are not transferable except by will or domestic relations order. The option price per share under the 2009 Plan cannot be less than the fair market value of the underlying shares on the date of the grant.

Stock option activity relating to Ilios for the nine months ended September 30, 2013 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2012	575,000	$0.10-$0.50	$0.29	7.44 years	$120,000
Granted	—	—	—
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, September 30, 2013	575,000	$0.10-$0.50	$0.29	6.69 years	$120,000
Exercisable, September 30, 2013	62,500		$0.50		$—
Vested and expected to vest, September 30, 2013	575,000		$0.29		$120,000

Restricted stock activity for the Ilios awards, for the nine months ended September 30, 2013 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2012	510,000	$0.26
Granted	—	—
Vested	—	—
Forfeited	(200,000)	0.50
Unvested, September 30, 2013	310,000	$0.10

Total stock-based compensation expense for the nine months ended September 30, 2013 and 2012 was $(8,105) due to forfeitures of unvested stock and $232,828, respectively. At September 30, 2013, the total compensation cost related to unvested restricted stock awards and stock option awards not yet recognized is $107,651. This amount will be recognized over a weighted average period of 2.72 years. No tax benefit was recognized related to the stock-based compensation recorded during the periods.

Note 10 — Stockholders’ equity

Common Stock

In 2012, 2011, and 2010 the Company raised additional funds through private placements of common stock to a limited number of accredited investors. In connection with the 2012 private placements the Company sold an aggregate of 212,500 shares of common stock at a purchase price of $3.20 per share, resulting in net cash proceeds of $680,000. In connection with the 2011 private placements the Company sold an aggregate of 1,179,230 shares of common stock at a purchase price ranging from $2.60 per share, for the shares sold during the first half of the year, to $3.20 per share, for the shares sold during the last half of the year, resulting in net cash proceeds of $3,610,993. In connection with the 2010 private placements the Company sold an aggregate of 465,866 shares of common stock at a purchase price of $2.60 per share, resulting in net cash proceeds of $1,211,249.

On June 13, 2011, the Southern California Gas Company entered into an agreement with the Company to invest $500,000 in the Company’s common stock. The agreement included certain stockholder rights and a redemption right whereby the investor may redeem the shares for cash until the earlier of the initiation of a public offering of the Company by filing a registration statement with the SEC or five years. A letter of credit, secured by a certificate of deposit, for the amount of the investment has been put in place to satisfy the contingency of the redemption right. The certificate of deposit is classified as a short-term investment in the accompanying balance sheet as of December 31, 2011. The common stock was classified outside of permanent equity because of the redemption right, as initially recorded. The filing of our registration statement on Form S-1 on December 22, 2011, resulted in the expiration of the rights and preferences of the Southern California Gas Company; therefore we do not have any rights or preferences outstanding. As a result, as of December 31, 2011, we have reclassified this investment from redeemable common stock, to permanent equity in the accompanying consolidated balance sheets.

The holders of common stock have the right to vote their interest on a per share basis. At December 31, 2012, 2011 and 2010 there were 13,611,974, 13,498,471, and 12,232,762 shares of common stock outstanding, respectively.

Receivable from Shareholder

On June 3, 2010, the Company issued a promissory note to an investor in the amount of $345,000. The note was due in full on June 3, 2012, and bears interest at the Bank Prime Rate plus three percent. Accrued interest is paid on a quarterly basis. The note was secured by 287,500 shares of Tecogen common stock. The note was repaid with cash of $105,000 and return of 100,000 shares of common stock at a value of $2.40 per share, which were retired by the Company on December 7, 2012.

Warrants

During the year ended December 31, 2010, investors exercised 118,750 warrants, providing gross proceeds to the Company of $142,500. During 2010, 6,250 warrants expired. As of December 31, 2012, 2011, and 2010, there were no warrants outstanding.

Stock-Based Compensation

In 2006, the Company adopted the 2006 Stock Option and Incentive Plan (the “Plan”), under which the Board of Directors may grant incentive or non-qualified stock options and stock grants to key employees, directors, advisors, and consultants of the Company. The Plan was amended at various dates by the board to increase the reserved shares of common stock issuable under the Plan from 1 million to 1,838,750 as of December 31, 2012 (the “Amended Plan”).

Stock options vest based upon the terms within the individual option grants, with an acceleration of the unvested portion of such options upon a change in control event, as defined in the Amended Plan. The options are not transferable except by will or domestic relations order. The option price per share under the Amended Plan cannot be less than the fair market value of the underlying shares on the date of the grant. The number of shares remaining available for future issuance under the Amended Plan as of December 31, 2012, 2011, and 2010, was 135,183, 161,433, and 721,683, respectively.

In 2010, the Company granted nonqualified options to purchase an aggregate of 25,000 shares of common stock at $2.60 per share. These options have a vesting schedule of four years and expire in ten years. The fair value of the options issued in 2010 was $24,446. The weighted-average grant date fair value of stock options granted during 2010 was $0.96 per option.

In 2011, the company granted nonqualified options to purchase an aggregate of 480,250 shares of common stock at $2.60 per share and 31,250 shares of common stock at $2.80 per share. These options have a vesting schedule of four years and expire in ten years. The fair value of the options issued in 2011 was $508,586. The weighted-average grant date fair value of stock options granted during 2011 was $1.00 and $1.12 per option.

In 2012, the company granted nonqualified options to purchase an aggregate of 17,500 shares of common stock at $3.20 per share. These options have a vesting schedule of four years and expire in ten years. The fair value of the options issued in 2012 was $20,223. The weighted-average grant date fair value of stock options granted during 2012 was $1.16 per option. Stock option activity for the year ended December 31, 2012, 2011, and 2010, was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2009	595,000	$0.12 - $2.00	$1.28	4.27 years	$793,500
Granted	25,000	$2.60	$2.60
Exercised
Canceled and forfeited
Repurchased
Expired
Outstanding, December 31, 2010	620,000	$0.12 - $2.60	$1.20	3.30 years	$793,500
Exercisable, December 31, 2010	307,500		$1.12		$451,000
Vested and expected to vest, December 31, 2010	620,000		$1.20		$793,500
Outstanding, December 31, 2010	620,000	$0.12 - $2.60	$1.28	3.30 years	$793,500
Granted	511,500	$2.60 - $2.80	$2.60
Exercised	—	—	—
Canceled and forfeited	—	—	—
Repurchased	(12,500)	$1.00	$1.00
Expired	(23,750)	$1.20 - $2.60	$1.48
Outstanding, December 31, 2011	1,095,250	$0.12 - $2.80	$1.92	5.53 years	$1,387,150
Exercisable, December 31, 2011	418,438		$1.24		$815,125
Vested and expected to vest, December 31, 2011	1,025,250		$1.92		$1,387,150
Outstanding, December 31, 2011	1,095,250	$0.12 - $2.80	$1.92	5.53 years	$1,387,150
Granted	17,500	$3.20	$3.20
Exercised	—	—	—
Canceled and forfeited	(15,938)	$1.20 - $2.60	$1.28
Expired	(313)	$2.60	$2.60
Outstanding, December 31, 2012	1,096,500	$0.12 - $3.20	$1.96	4.66 years	$1,356,400
Exercisable, December 31, 2012	662,563		$1.56		$1,096,225
Vested and expected to vest, December 31, 2012	1,096,500		$1.96		$1,356,400

The Company does not expect any forfeitures and the table above represents all stock options expected to vest. The Company uses the Black-Scholes option pricing model to determine the fair value of stock options granted. Use of a valuation model requires management to make certain assumptions with respect to selected model inputs. Expected volatility was calculated based on the average volatility of four comparable publicly traded companies. The average expected life was estimated using the simplified method to determine the expected life based on the vesting period and contractual terms, since it does not have the necessary historical exercise data to determine an expected life for stock options. The Company uses a single weighted-average expected life to value option awards and recognizes compensation on a straight-line basis over the requisite service period for each separately vesting portion of the awards. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term that approximates the expected life assumed at the date of grant.

In 2011, the Company purchased 12,500 options from a consultant at $1.00 per share. These options were due to expire on December 10, 2011 and would have allowed the holder to purchase shares of common stock of Tecogen for $1.00. The Company had no obligation to repurchase these shares. At December 10, 2011, the fair value of Tecogen’s common stock was $3.20. Since these options were purchased at below their estimated fair value, the price paid by Tecogen of $12,500 was charged to stockholders’ equity.

The weighted average assumptions used in the Black-Scholes option pricing model for options granted in 2012, 2011, and 2010 are as follows:

	2012	2011	2010
Stock option awards:
Expected life	6.25 years	6.25 years	5 years
Risk-free interest rate	0.70%	2.46%	2.46%
Expected volatility	35.9% - 36.0%	33.8% - 35.5%	33.3%

In 2011, the Company made restricted stock grants to certain employees by permitting them to purchase an aggregate of 50,000 shares of common stock at a price of $0.001 per share. These shares vest over four years beginning six months after an initial public offering. The related compensation expense is recorded based on initial public offering date.

Restricted stock activity for the years ended December 31, 2012 and 2011 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2009	414,106	$1.24
Granted	19,211	2.60
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2010	433,317	$1.28
Unvested, December 31, 2010	433,317	$1.28
Granted	50,000	2.60
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2011	483,317	$1.44
Unvested, December 31, 2011	483,317	$1.44
Granted	—	—
Vested	—	—
Forfeited	(84,247	1.36
Unvested, December 31, 2012	399,070	$1.44

During the years ended December 31, 2012, 2011, and 2010, the Company recognized stock-based compensation of $136,184, $396,724, and $185,901, respectively, related to the issuance of stock options and restricted stock. No tax benefit was recognized related to the stock-based compensation recorded during the years. At December 31, 2012 and 2011 there were 399,070, 483,317, and 433,317 unvested shares of restricted stock outstanding, respectively. At December 31, 2012, 2011, and 2010, the total compensation cost related to unvested restricted stock awards and stock option awards not yet recognized is $183,230, $537,540, and $141,859, respectively. This amount will be recognized over a weighted average period of 1.56 years.

Stock Based Compensation — Ilios

In 2009, Ilios adopted the 2009 Stock Incentive Plan (the “2009 Plan”) under which the Board of Directors may grant incentive or non-qualified stock options and stock grants to key employees, directors, advisors and consultants of the company. The maximum number of shares allowable for issuance under the Plan is 2 million shares of common stock.

Stock options vest based upon the terms within the individual option grants, with an acceleration of the unvested portion of such options upon a change in control event, as defined in the Plan. The options are not transferable except by will or domestic relations order. The option price per share under the Plan cannot be less than the fair market value of the underlying shares on the date of the grant.

In 2011, Ilios granted nonqualified options to purchase an aggregate of 225,000 shares of common stock to certain employees at $0.50 per share. These options have a vesting schedule of four years and expire in ten years. The total fair value of the options issued in 2011 was $42,065. The weighted-average grant date fair value of stock options granted during 2011 was $0.19.

In 2012, Ilios granted nonqualified options to purchase 50,000 shares of common stock to a director at $0.50 per share. These options have a vesting schedule of four years and expire in ten years. The total fair value of the options issued in 2012 was $9,750. The weighted-average grant date fair value of stock options granted during 2012 was $0.20.

During the years ended December 31, 2012, 2011, and 2010, Ilios recognized stock-based compensation of $59,361, $47,648, and $11,135, related to the issuance of stock options and restricted stock, respectively. No tax benefit was recognized related to the stock-based compensation recorded during the year. At December 31, 2012, 2011, and 2010, there were 510,000, 560,000, and 360,000 unvested shares of restricted stock outstanding, respectively. At December 31, 2012, 2011, and 2010, the total compensation cost related to unvested restricted stock awards and stock option awards not yet recognized is $67,493, $122,056, and $27,839, respectively. This amount will be recognized over the weighted average period of 1.67 years.

Stock option activity relating to Ilios for the year ended December 31, 2012, 2011, and 2010 was as follows:

Common Stock Options	Number of Options	Exercise Price Per Share	Weighted Average Exercise Price	Weighted Average Remaining Life	Aggregate Intrinsic Value
Outstanding, December 31, 2009	300,000	$0.10	$0.10	9.34 years	$120,000
Granted	—	—	—
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2010	300,000	$0.10	$0.10	8.34 years	$120,000
Exercisable, December 31, 2010	—		$—		$—
Vested and expected to vest, December 31, 2010	300,000		$0.10		$120,000
Outstanding, December 31, 2010	300,000	$0.10	$0.10	9.34 years	$120,000
Granted	225,000	0.50	0.50
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2011	525,000	$0.10 - $0.50	$0.27	8.23 years	$120,000
Exercisable, December 31, 2011	—		$—		$—
Vested and expected to vest, December 31, 2011	525,000		$0.27		$120,000
Outstanding, December 31, 2011	525,000	$0.10 - $0.50	$0.27	8.23 years	$120,000
Granted	50,000	0.50	0.50
Exercised	—	—	—
Canceled and forfeited	—	—	—
Expired	—	—	—
Outstanding, December 31, 2012	575,000	$0.10 - $0.50	$0.29	7.44 years	$120,000
Exercisable, December 31, 2012	—		$0.50		$—
Vested and expected to vest, December 31, 2012	575,000		$0.29		$120,000

Ilios does not expect any forfeitures and the table above represents all stock options expected to vest. Ilios uses the Black-Scholes option pricing model to determine the fair value of stock options granted. Expected volatility was calculated based on the average volatility of comparable publicly traded companies, the expected life of the options was calculated using the simplified method, and the risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term which approximates the expected life assumed at the date of grant. The Company uses a single weighted-average expected life to value option awards and recognizes compensation on a straight-line basis over the requisite service period for each separately vesting portion of the awards.

For the Ilios awards, the weighted average assumptions used in the Black-Scholes option pricing model for options granted in 2012 and 2011 are as follows:

	2012	2011
Stock option awards:
Expected life	6.25 years	6.25 years
Risk-free interest rate	2.03%	2.03%
Expected volatility	36.1%	34.2%

In 2011, Ilios made restricted stock grants to a certain Ilios employee by permitting him to purchase an aggregate of 200,000 shares of common stock at a price of $0.001 per share. These shares vest 25% 180 days after an initial public offering of Ilios and 25% for 3 years thereafter. The related compensation expense is being recorded based on an anticipated initial public offering date.

Restricted stock activity for the Ilios awards, for the years ended December 31, 2012, 2011, and 2010 was as follows:

	Number of Restricted Stock	Weighted Average Grant Date Fair Value
Unvested, December 31, 2009	360,000	$0.10
Granted	—	—
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2010	360,000	$0.10
Unvested, December 31, 2010	360,000	$0.10
Granted	200,000	0.50
Vested	—	—
Forfeited	—	—
Unvested, December 31, 2011	560,000	$0.24
Unvested, December 31, 2011	560,000	$0.24
Granted	—	—
Vested	—	—
Forfeited	(50,000)	0.10
Unvested, December 31, 2012	510,000	$0.26